PROVISIONS, CONTINGENCIES AND COMMITMENTS - Commitments - Narrative (Details) t in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) t	Dec. 31, 2018 USD ($)	Oct. 26, 2018 USD ($)
Disclosure of transactions between related parties [line items]
Commitments in relation to associates	$ 592,000,000	$ 405,000,000
Commitments in relation to joint ventures	1,521,000,000	2,246,000,000
Provision of guarantees or collateral to entity, third party transactions	158,000,000	235,000,000
Property, plant and equipment, pledged as security	155,000,000	225,000,000
Contractual commitments to sell	215,000,000	201,000,000
South Africa | Asset-Based Revolving Credit Facility | Operating Subsidiaries
Disclosure of transactions between related parties [line items]
Inventory pledged in asset-based revolving credit facility	81,000,000
Debt instrument, ceded bank accounts to secure environmental obligations, true sale of receivables programs and the revolving base finance facility	64,000,000
Tameh
Disclosure of transactions between related parties [line items]
Commitments in relation to joint ventures	852,000,000	1,489,000,000
Enerfos
Disclosure of transactions between related parties [line items]
Commitments in relation to joint ventures	649,000,000	711,000,000
AMNS India
Disclosure of transactions between related parties [line items]
Commitments within sureties, guarantees, LOC, pledges, and other collateral, related to joint venture agreement obligation	504,000,000
Commitments within sureties, guarantees, LOC, pledges, and other collateral, related to performance guarantee		567,000,000	$ 600,000,000
Contractual capital commitments			$ 2,600,000,000
Global Chartering Limited
Disclosure of transactions between related parties [line items]
Commitments within sureties, guarantees, LOC, pledges, and other collateral, related to lease obligations	232,000,000
ArcelorMittal South Africa Ltd. (AMSA)
Disclosure of transactions between related parties [line items]
Contractual capital commitments	139,000,000	171,000,000
ArcelorMittal México S.A. de C.V.
Disclosure of transactions between related parties [line items]
Contractual capital commitments	250,000,000	413,000,000
Total amount of investment program	$ 1,000,000,000
Investment program, term	3 years
Construction capacity (in tonnes) | t	2.5
ArcelorMittal Brasil S.A.
Disclosure of transactions between related parties [line items]
Fine for non-compliance with agreement, maximum	$ 26,000,000	26,000,000
Ilva
Disclosure of transactions between related parties [line items]
Other commitments, industrial capital expenditure	$ 1,311,000,000	1,439,000,000
Other commitments, industrial capital expenditure, period	6 years
Other commitments, environmental capital expenditure	$ 688,000,000	917,000,000
Joint ventures
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions	3,836,000,000	1,079,000,000
Commitments within sureties, guarantees, LOC, pledges, and other collateral	293,000,000	154,000,000
Joint ventures | Calvert
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions	288,000,000	348,000,000
Joint ventures | Al Jubail
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions	346,000,000	397,000,000
Joint ventures | AMNS India
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions	2,571,000,000
Associates
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions	0	7,000,000
Commitments within sureties, guarantees, LOC, pledges, and other collateral	$ 356,000,000	$ 380,000,000
Prime Shipping Investments Limited | Global Chartering Limited
Disclosure of transactions between related parties [line items]
Commitments within sureties, guarantees, LOC, pledges, and other collateral, related to lease obligations, counter guarantee percentage	50.00%